CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares
Allowance for loans and advances, current	¥ 764,323	$ 111,166	¥ 404,930
Allowance for loans and advances, non current	6,027	877	1,360
Current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	3,570,407	519,294	4,633,990
Non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary	¥ 475,613	$ 69,175	¥ 457,724
Common stock, par value (in dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Common stock, shares authorized			24,982,901,300
Common stock, share issued			48,392,050
Common stock, share outstanding			48,392,050
Series A preferred shares
Mezzanine equity par value (in dollars per share) | $ / shares				0.000002
Mezzanine equity, authorized shares			9,146,250
Mezzanine equity, shares issued			9,146,250
Mezzanine equity, shares outstanding			9,146,250
Series A+ preferred shares
Mezzanine equity par value (in dollars per share) | $ / shares				0.000002
Mezzanine equity, authorized shares			1,829,250
Mezzanine equity, shares issued			1,829,250
Mezzanine equity, shares outstanding			1,829,250
Series B preferred shares
Mezzanine equity par value (in dollars per share) | $ / shares				0.000002
Mezzanine equity, authorized shares			3,048,800
Mezzanine equity, shares issued			3,048,800
Mezzanine equity, shares outstanding			3,048,800
Series C redeemable convertible preferred shares
Mezzanine equity par value (in dollars per share) | $ / shares				$ 0.000002
Mezzanine equity, authorized shares			3,074,400
Mezzanine equity, shares issued			3,074,400
Mezzanine equity, shares outstanding			3,074,400
Class A ordinary shares
Common stock, par value (in dollars per share) | ¥ / shares	¥ 0.000002		¥ 0.000002
Common stock, share issued	35,375,777	35,375,777
Common stock, share outstanding	35,375,777	35,375,777
Class B ordinary shares
Common stock, par value (in dollars per share) | ¥ / shares	¥ 0.000002		¥ 0.000002
Common stock, share issued	35,071,400	35,071,400
Common stock, share outstanding	35,071,400	35,071,400